Note 13 - Deposits and other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Minimum guarantees	1,552,425	3,748,985
Rental and other deposits	1,523,358	795,573
Staff advances	386,310	637,597
Prepayments to VAS advertising, content and other suppliers	2,284,462	134,479
Interest income receivable from non-related parties	7,629	164,945
Unbilled receivables	499,084	628,914
Others	270,082	171,206
	6,523,350	6,281,699
Less: Allowance for doubtful receivables	(820,624)	(216,329)
	5,702,726	6,065,370

Movement in allowance for doubtful receivables:
Balance at beginning of year	(92,406)	(820,624)
(Additional) / Write back of provision	(728,218)	604,295
Balance at the end of year	(820,624)	(216,329)